Offerings	Dec. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issued to selling stockholders
Amount Registered | shares	4,967,249
Proposed Maximum Offering Price per Unit	11.42
Maximum Aggregate Offering Price	$ 56,725,983.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,833.86
Offering Note	The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended, based solely on a third-party valuation in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issuable to selling stockholders upon conversion of Series A Preferred Stock
Amount Registered | shares	846,368
Proposed Maximum Offering Price per Unit	11.42
Maximum Aggregate Offering Price	$ 9,665,522.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,334.81
Offering Note	The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended, based solely on a third-party valuation in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issuable to selling stockholders upon conversion of Series A-1 Preferred Stock
Amount Registered | shares	651,465
Proposed Maximum Offering Price per Unit	11.42
Maximum Aggregate Offering Price	$ 7,439,730.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,027.43
Offering Note	The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended, based solely on a third-party valuation in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issuable to selling stockholders upon conversion of Series A-2 Preferred Stock
Amount Registered | shares	442,402
Proposed Maximum Offering Price per Unit	11.42
Maximum Aggregate Offering Price	$ 5,052,230.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 697.71
Offering Note	The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended, based solely on a third-party valuation in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issuable to selling stockholders upon conversion of Series B Preferred Stock
Amount Registered | shares	1,471,487
Proposed Maximum Offering Price per Unit	11.42
Maximum Aggregate Offering Price	$ 16,804,381.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,320.69
Offering Note	The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended, based solely on a third-party valuation in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issuable to selling stockholders upon conversion of Series C Preferred Stock
Amount Registered | shares	1,204,040
Proposed Maximum Offering Price per Unit	11.42
Maximum Aggregate Offering Price	$ 13,750,136.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,898.89
Offering Note	The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended, based solely on a third-party valuation in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issuable to selling stockholders upon conversion of Series D Preferred Stock
Amount Registered | shares	101,565
Proposed Maximum Offering Price per Unit	11.42
Maximum Aggregate Offering Price	$ 1,159,872.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 160.18
Offering Note	The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended, based solely on a third-party valuation in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issuable to selling stockholders upon conversion of secured convertible promissory note
Amount Registered | shares	47,500
Proposed Maximum Offering Price per Unit	11.42
Maximum Aggregate Offering Price	$ 542,450.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 74.91
Offering Note	The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended, based solely on a third-party valuation in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issuable to selling stockholders upon exercise of outstanding warrants
Amount Registered | shares	62,500
Proposed Maximum Offering Price per Unit	11.42
Maximum Aggregate Offering Price	$ 713,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 98.57
Offering Note	The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended, based solely on a third-party valuation in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issuable to selling stockholders upon exercise of warrants to be issued to selling stockholders
Amount Registered | shares	5,196,643
Proposed Maximum Offering Price per Unit	11.42
Maximum Aggregate Offering Price	$ 59,345,663.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,195.64
Offering Note	The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended, based solely on a third-party valuation in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, to be issued to selling stockholders
Amount Registered | shares	138,836
Proposed Maximum Offering Price per Unit	11.42
Maximum Aggregate Offering Price	$ 1,585,507.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 218.96
Offering Note	The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended, based solely on a third-party valuation in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended.